Other Assets (Details) (USD $)	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2012
Other current assets
Research and development grant receivable	$ 331,956	$ 401,852	$ 602,834
Insurance claim receivable	177,837	269,556	528,280
Prepayment	62,600	66,922	30,551
Deferred compensation	145,335
Other assets	144,226	78,718	68,938
Total other assets, Current	861,954	817,048	1,230,603
Other non current assets
Deferred payment processing cost
Prepaid gift card establishment fees		45,973
Total other asset, Non current		$ 45,973